Label	Element	Value
Dreyfus Smallcap Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000857114_SupplementTextBlock	November 13, 2017 DREYFUS INDEX FUNDS, INC. Dreyfus Smallcap Stock Index Fund Supplement to Current Summary and Statutory Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Smallcap Stock Index Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following information supersedes and replaces the first paragraph in "Principal Investment Strategy" in the summary prospectus and the first paragraph in "Fund Summary – Dreyfus Smallcap Stock Index Fund – Principal Investment Strategy" in the statutory prospectus:

To pursue its goal, the fund generally is fully invested in all of the stocks that comprise the S&P SmallCap 600® Index and in futures whose performance is tied to the index. The fund generally invests in all 600 stocks in the index in proportion to their weighting in the index; however, at times, the fund may invest in a representative sample of stocks included in the index and in futures whose performance is tied to the index. Under these circumstances, the fund expects to invest in approximately 500 or more of the stocks in the index.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Index sampling risk is deleted from "Principal Risks" in the summary prospectus and "Fund Summary – Dreyfus Smallcap Stock Index Fund – Principal Risks" in the statutory prospectus.